Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,193,000
Previously Paid Amount	0.00
Total Fee Amount	2,479.15
Total Offset Amount	0.00
Net Fee	2,479.15
Narrative - Max Aggregate Offering Price	$ 16,193,000
Final Prospectus	true